Shareholder Report, Line Graph (Details) - USD ($)																				12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 30, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Apr. 30, 2016	Nov. 20, 2015	Apr. 30, 2015	Apr. 30, 2025
Washington Mutual Investors Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-A (with sales charge)
Accumulated Value	$ 27,602		$ 24,545		$ 20,576		$ 20,091		$ 19,144		$ 13,815	$ 14,341	$ 12,899	$ 11,348			$ 9,798		$ 9,651
Washington Mutual Investors Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-C (with sales charge)
Accumulated Value	27,538		24,488		20,528		20,044		19,100		13,783	14,414	13,062	11,577			10,074		10,000
Washington Mutual Investors Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-E
Accumulated Value	27,926		24,895		20,920		20,474		19,558		14,146	14,718	13,271	11,703			10,128		10,000
Washington Mutual Investors Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-F-1
Accumulated Value	29,173		25,904		21,678		21,132		20,101		14,475	14,992	13,455	11,810			10,176		10,000
Washington Mutual Investors Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-F-2
Accumulated Value	18,880	$ 18,777	16,751	$ 14,144	14,008	$ 13,249	13,639	$ 14,115	12,965	$ 10,000
Washington Mutual Investors Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-F-3
Accumulated Value	18,914	18,807	16,773	14,160	14,020	13,262	13,650	14,121	12,969	10,000
Washington Mutual Investors Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class 529-T (with sales charge)
Accumulated Value	24,368		21,624		18,086		17,613		16,746		12,056	12,486	11,204		$ 9,750
Washington Mutual Investors Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class A (with sales charge)
Accumulated Value	27,102		24,098		20,190		19,708		18,773		13,543	14,052	12,630	11,100			9,577		9,424
Washington Mutual Investors Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class C (with sales charge)
Accumulated Value	27,044		24,046		20,147		19,808		19,010		13,819	14,444	13,084	11,594			10,082		10,000
Washington Mutual Investors Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class F-1
Accumulated Value	28,562		25,409		21,302		20,803		19,828		14,313	14,859	13,368	11,760			10,155		10,000
Washington Mutual Investors Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class F-2
Accumulated Value	29,314		26,014		21,756		21,189		20,146		14,503	15,019	13,474	11,820			10,181		10,000
WASHINGTON MUTUAL INVESTORS FUND Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class F-3
Accumulated Value	25,752		22,827		19,069		18,555		17,620		12,671	13,107	11,749			$ 10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-1
Accumulated Value	26,564		23,805		20,106		19,773		18,981		13,801	14,433	13,076	11,591			10,080		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-2
Accumulated Value	26,565		23,805		20,106		19,776		18,987		13,806	14,438	13,083	11,596			10,085		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-2E
Accumulated Value	27,412		24,490		20,624		20,227		19,362		14,039	14,637	13,224	11,683			10,135		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-3
Accumulated Value	27,759		24,766		20,824		20,394		19,491		14,111	14,689	13,251	11,691			10,123		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-4
Accumulated Value	28,609		25,448		21,333		20,829		19,848		14,323	14,869	13,373	11,762			10,154		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-5
Accumulated Value	29,474		26,139		21,852		21,269		20,209		14,539	15,047	13,493	11,832			10,186		10,000
WASHINGTON MUTUAL INVESTORS FUND Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-5E
Accumulated Value	28,962		25,710		21,511		20,963		19,938		14,356	14,871	13,348	11,716				$ 10,000
WASHINGTON MUTUAL INVESTORS FUND Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class R-6
Accumulated Value	29,627		26,260		21,938		21,347		20,273		14,580	15,081	13,514	11,846			10,192		10,000
WASHINGTON MUTUAL INVESTORS FUND Class T
Account Value [Line Items]
Line Graph and Table Measure Name																				Washington Mutual Investors Fund — Class T (with sales charge)
Accumulated Value	24,477		21,705		18,145		17,661		16,780		12,076	12,499	11,210		9,750
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500 Index
Accumulated Value	$ 31,955	$ 18,551	$ 28,507	$ 13,441	$ 23,240	$ 12,203	$ 22,637	$ 14,291	$ 22,589	$ 10,000	$ 15,474	$ 15,341	$ 13,517	$ 11,934	$ 10,000	$ 10,000	$ 10,121	$ 10,000	$ 10,000